UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-00604

Washington Mutual Investors Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: April 30

Date of reporting period: October 31, 2023

Hong T. Le

Washington Mutual Investors Fund

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

Washington Mutual Investors Fund Semi-annual report for the six months ended October 31, 2023

We seek to generate
income and find
opportunities to grow
principal through
investment in high-
quality common stocks

Washington Mutual Investors Fund seeks to produce income and to provide an opportunity for growth of principal consistent with sound common stock investing.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For over 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class F-2 shares. Class A share results are shown at net asset value unless otherwise indicated. If a sales charge (maximum 5.75%) had been deducted from Class A shares, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com.

Here are the average annual total returns on a $1,000 investment for periods ended September 30, 2023 (the most recent calendar quarter-end):

	1 year	5 years	10 years

Class F-2 shares	18.22%	8.95%	10.66%
Class A shares (reflecting 5.75% maximum sales charge)	11.22	7.45	9.81

For other share class results, visit capitalgroup.com and americanfundsretirement.com.

The total annual fund operating expense ratios are 0.38% for Class F-2 shares and 0.57% for Class A shares as of the prospectus dated July 1, 2023. The expense ratios are restated to reflect current fees.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Visit capitalgroup.com for more information.

The fund’s 30-day yield as of October 31, 2023, was 1.99% for Class F-2 shares and 1.70% for Class A shares, calculated in accordance with the U.S. Securities and Exchange Commission formula. The Class A share result reflects the 5.75% maximum sales charge.

Refer to the fund prospectus and the Risk Factors section of this report for more information on risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

Results for Washington Mutual Investors Fund for the periods ended October 31, 2023, are shown in the table below, as well as results of the fund’s benchmark.

For additional information about the fund, its investment results, holdings and portfolio managers, visit capitalgroup.com/individual/investments/fund/WMFFX. You can also access information about Capital Group’s American Funds and read our insights about the markets, retirement, saving for college, investing fundamentals and more at capitalgroup.com.

Contents

1	Results at a glance

2	Investment portfolio

8	Financial statements

11	Notes to financial statements

20	Financial highlights

Results at a glance

Total returns for periods ended October 31, 2023, with all distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime (since Class A inception on 7/31/52)

Washington Mutual Investors Fund (Class F-2 shares)*	0.97%	6.71%	9.77%	10.07%	11.85%
Washington Mutual Investors Fund (Class A shares)	0.87	6.49	9.55	9.86	11.65
S&P 500 Index†	1.39	10.14	11.01	11.18	10.78

Past results are not predictive of results in future periods.

*	Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Visit capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.
†	Source: S&P Dow Jones Indices LLC. The S&P 500 Index is a market capitalization-weighted index based on the results of approximately 500 widely held common stocks. The index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. Investors cannot invest directly in an index. There have been periods when the fund has lagged the index.

Washington Mutual Investors Fund	1

Investment portfolio October 31, 2023	unaudited

Sector diversification	Percent of net assets

Largest equity holdings	Percent of net assets
Microsoft	6.55%
Broadcom	6.28
UnitedHealth Group	3.58
Marsh & McLennan	2.66
Comcast	2.62
Eli Lilly	2.45
Northrop Grumman	2.03
Alphabet	1.87
Philip Morris International	1.74
Home Depot	1.67

Common stocks 96.54%	Shares	Value (000)
Energy 5.78%
Baker Hughes Co., Class A	19,095,479	$657,266
Canadian Natural Resources, Ltd.[1]	11,783,507	748,606
Chevron Corp.	8,084,061	1,178,090
ConocoPhillips	9,992,077	1,187,059
EOG Resources, Inc.	7,609,320	960,677
Exxon Mobil Corp.	13,843,476	1,465,332
Halliburton Co.	32,967,784	1,296,953
Pioneer Natural Resources Co.	3,963,191	947,203
TC Energy Corp.	7,468,886	257,303
		8,698,489

Materials 3.00%
Albemarle Corp.	384,170	48,705
Celanese Corp.[2]	6,965,152	797,580
Corteva, Inc.	19,802,850	953,309
H.B. Fuller Co.	770,210	50,949
Linde PLC	3,925,576	1,500,198
LyondellBasell Industries NV	2,596,326	234,292
Mosaic Co.	10,638,477	345,538
Nucor Corp.	1,994,588	294,780
Rio Tinto PLC (ADR)	4,469,731	287,583
		4,512,934

Industrials 11.11%
ABB, Ltd. (ADR)	11,286,469	378,210
BAE Systems PLC (ADR)[1]	3,613,588	196,904
Boeing Co.[3]	4,998,562	933,831
Broadridge Financial Solutions, Inc.	622,777	106,271
Carrier Global Corp.	9,233,778	440,082
Caterpillar, Inc.	6,582,744	1,488,029
CSX Corp.	42,695,036	1,274,447
Deere & Co.	698,421	255,175
Delta Air Lines, Inc.	2,985,692	93,303
Equifax, Inc.	2,638,952	447,487
FedEx Corp.	1,002,825	240,778
General Electric Co.	4,808,311	522,327
HEICO Corp.	772,410	122,357
Honeywell International, Inc.	1,698,245	311,220
Huntington Ingalls Industries, Inc.	740,192	162,709
Ingersoll-Rand, Inc.	1,734,360	105,241
Johnson Controls International PLC	3,045,226	149,277
L3Harris Technologies, Inc.	4,912,929	881,429
Lockheed Martin Corp.	1,081,038	491,483
Norfolk Southern Corp.	1,119,265	213,545
Northrop Grumman Corp.	6,490,924	3,060,016
PACCAR, Inc.	2,553,310	210,725
Paychex, Inc.	5,109,734	567,436

2	Washington Mutual Investors Fund

Common stocks (continued)	Shares	Value (000)
Industrials (continued)
RELX PLC (ADR)[1]	3,012,367	$104,981
Republic Services, Inc.	1,182,753	175,627
Robert Half, Inc.	4,525,720	338,388
Rockwell Automation	960,771	252,500
RTX Corp.	14,199,273	1,155,679
Southwest Airlines Co.	10,521,796	233,900
Union Pacific Corp.	5,312,106	1,102,846
United Parcel Service, Inc., Class B	895,855	126,539
Veralto Corp.[3]	1,584,345	109,320
Waste Connections, Inc.	3,303,832	427,846
Waste Management, Inc.	244,026	40,101
		16,720,009

Consumer discretionary 6.31%
Amazon.com, Inc.[3]	258,299	34,377
Chipotle Mexican Grill, Inc.[3]	138,372	268,746
D.R. Horton, Inc.	2,000,000	208,800
Darden Restaurants, Inc.[2]	8,461,627	1,231,421
General Motors Co.	29,544,504	833,155
Home Depot, Inc.	8,827,779	2,513,180
Lennar Corp., Class A	1,462,205	155,988
Marriott International, Inc., Class A	891,040	168,015
McDonald’s Corp.	399,322	104,690
NIKE, Inc., Class B	5,914,250	607,808
Polaris, Inc.	858,520	74,193
Royal Caribbean Cruises, Ltd.[3]	3,671,762	311,108
TJX Companies, Inc.	7,481,709	658,914
Tractor Supply Co.	2,755,449	530,589
VF Corp.	6,944,225	102,289
Wynn Resorts, Ltd.	1,595,670	140,068
YUM! Brands, Inc.	12,864,935	1,554,856
		9,498,197

Consumer staples 7.61%
Altria Group, Inc.	22,606,397	908,099
Archer Daniels Midland Co.	10,979,680	785,816
British American Tobacco PLC (ADR)	9,587,415	286,280
Church & Dwight Co., Inc.	2,398,730	218,141
Constellation Brands, Inc., Class A	3,668,204	858,910
Costco Wholesale Corp.	495,156	273,544
Danone (ADR)[1]	10,907,736	130,129
Dollar General Corp.	2,560,390	304,789
General Mills, Inc.	5,450,618	355,598
Hormel Foods Corp.	11,474,051	373,481
Kenvue, Inc.	2,739,945	50,963
Keurig Dr Pepper, Inc.	44,051,830	1,336,092
Kimberly-Clark Corp.	906,771	108,486
Kraft Heinz Co.	17,950,530	564,724
Molson Coors Beverage Co., Class B, restricted voting shares	1,289,354	74,486
Mondelez International, Inc.	5,511,174	364,895
Nestlé SA (ADR)	3,015,119	324,909
Philip Morris International, Inc.	29,386,072	2,620,062
Procter & Gamble Co.	4,326,243	649,066
Reckitt Benckiser Group PLC (ADR)	14,114,428	188,145
Target Corp.	6,141,983	680,470
		11,457,085

Health care 17.39%
Abbott Laboratories	8,755,496	827,832
AbbVie, Inc.	13,782,738	1,945,847
AstraZeneca PLC (ADR)	22,459,265	1,420,099
Baxter International, Inc.	1,764,538	57,224
Becton, Dickinson and Co.	648,533	163,936
Bristol-Myers Squibb Co.	10,664,200	549,526
Cigna Group (The)	538,539	166,516
CVS Health Corp.	30,122,768	2,078,772
Danaher Corp.	4,753,038	912,678
Edwards Lifesciences Corp.[3]	2,778,147	177,024

Washington Mutual Investors Fund	3

Common stocks (continued)	Shares	Value (000)
Health care (continued)
Elevance Health, Inc.	1,454,771	$654,778
Eli Lilly and Co.	6,668,540	3,693,904
Gilead Sciences, Inc.	20,144,260	1,582,130
Humana, Inc.	1,394,308	730,185
Johnson & Johnson	13,568,071	2,012,688
Merck & Co., Inc.	2,991,882	307,266
Molina Healthcare, Inc.[3]	601,816	200,375
Novo Nordisk AS, Class B (ADR)	3,444,654	332,650
Pfizer, Inc.	47,610,682	1,454,983
Regeneron Pharmaceuticals, Inc.[3]	413,324	322,347
Sanofi (ADR)	583,417	26,400
Thermo Fisher Scientific, Inc.	608,307	270,557
UnitedHealth Group, Inc.	10,051,428	5,383,143
Vertex Pharmaceuticals, Inc.[3]	1,790,043	648,193
Zoetis, Inc., Class A	1,612,441	253,153
		26,172,206

Financials 14.24%
Aon PLC, Class A	1,195,156	369,781
Apollo Asset Management, Inc.	7,100,226	549,842
Arthur J. Gallagher & Co.	2,426,307	571,371
Bank of America Corp.	4,992,454	131,501
BlackRock, Inc.	2,336,493	1,430,588
Blackstone, Inc.	6,818,799	629,716
Brookfield Asset Management, Ltd., Class A	13,208,899	378,699
Canadian Imperial Bank of Commerce	4,940,595	174,255
Capital One Financial Corp.	5,490,516	556,134
Carlyle Group, Inc. (The)	4,732,160	130,324
Charles Schwab Corp. (The)	303,177	15,777
Chubb, Ltd.	5,802,033	1,245,232
Citizens Financial Group, Inc.	13,343,415	312,636
CME Group, Inc., Class A	10,404,972	2,221,045
Discover Financial Services	6,584,915	540,490
Fidelity National Information Services, Inc.	1,784,643	87,644
Fifth Third Bancorp	5,719,066	135,599
Goldman Sachs Group, Inc.	487,378	147,973
Intercontinental Exchange, Inc.	3,332,234	358,015
JPMorgan Chase & Co.	15,392,561	2,140,490
KeyCorp	13,060,035	133,474
KKR & Co., Inc.	11,554,397	640,114
Marsh & McLennan Companies, Inc.	21,131,663	4,007,620
Mastercard, Inc., Class A	2,617,099	984,945
Morgan Stanley	3,177,272	225,014
Nasdaq, Inc.	3,486,680	172,939
PNC Financial Services Group, Inc.	512,919	58,714
Progressive Corp.	229,377	36,262
S&P Global, Inc.	1,790,209	625,338
Visa, Inc., Class A	5,735,154	1,348,335
Wells Fargo & Co.	26,755,735	1,064,076
		21,423,943

Information technology 20.91%
Analog Devices, Inc.	430,776	67,774
Apple, Inc.	10,957,532	1,871,218
Applied Materials, Inc.	5,946,727	787,049
ASM International NV (ADR)	467,371	193,052
ASML Holding NV (ADR)	2,693,460	1,612,871
Broadcom, Inc.	11,237,963	9,455,285
Cadence Design Systems, Inc.[3]	620,317	148,783
Ciena Corp.[3]	274,256	11,574
Intel Corp.	57,075,884	2,083,270
KLA Corp.	1,157,870	543,852
Micron Technology, Inc.	1,232,322	82,405
Microsoft Corp.	29,131,518	9,849,658
Motorola Solutions, Inc.	2,482,563	691,294
NetApp, Inc.	2,886,102	210,051
Oracle Corp.	5,837,362	603,583
QUALCOMM, Inc.	4,533,080	494,060

4	Washington Mutual Investors Fund

Common stocks (continued)	Shares	Value (000)
Information technology (continued)
Salesforce, Inc.[3]	2,213,793	$444,596
SAP SE (ADR)[1]	7,092,390	950,380
Synopsys, Inc.[3]	737,699	346,305
TE Connectivity, Ltd.	6,099,960	718,880
Texas Instruments, Inc.	2,091,160	296,966
		31,462,906

Communication services 5.23%
Alphabet, Inc., Class A3	8,093,076	1,004,189
Alphabet, Inc., Class C3	14,397,430	1,803,998
Comcast Corp., Class A	95,420,235	3,939,901
Deutsche Telekom AG (ADR)[1]	2,233,240	48,551
Electronic Arts, Inc.	843,784	104,452
Meta Platforms, Inc., Class A3	2,934,098	883,956
Netflix, Inc.[3]	58,840	24,224
Verizon Communications, Inc.	1,598,148	56,143
		7,865,414

Utilities 3.34%
CenterPoint Energy, Inc.	8,660,187	232,786
CMS Energy Corp.	1,241,322	67,453
Constellation Energy Corp.	15,836,585	1,788,267
Entergy Corp.	5,846,656	558,882
FirstEnergy Corp.	14,843,760	528,438
NextEra Energy, Inc.	2,807,495	163,677
Public Service Enterprise Group, Inc.	3,731,405	230,041
Sempra	15,282,903	1,070,262
Southern Co. (The)	5,650,850	380,302
		5,020,108

Real estate 1.62%
American Tower Corp. REIT	86,765	15,461
Crown Castle, Inc. REIT	224,392	20,864
Equinix, Inc. REIT	448,114	326,962
Extra Space Storage, Inc. REIT	6,643,996	688,251
Public Storage REIT	2,436,148	581,533
Regency Centers Corp. REIT	1,786,080	107,629
Welltower, Inc. REIT	8,348,644	698,030
		2,438,730

Total common stocks (cost: $94,328,297,000)		145,270,021

Convertible stocks 0.07%
Financials 0.03%
Apollo Global Management, Inc., Class A, cumulative convertible preferred shares, 6.75% 7/31/2026[1]	907,448	43,657

Utilities 0.04%
NextEra Energy, Inc., noncumulative convertible preferred units, 6.926% 9/1/2025	1,422,142	53,387

Total convertible stocks (cost: $112,822,000)		97,044

Short-term securities 3.69%
Money market investments 3.43%
Capital Group Central Cash Fund 5.45%[2,4]	51,699,183	5,169,918

Money market investments purchased with collateral from securities on loan 0.26%
Capital Group Central Cash Fund 5.45%[2,4,5]	1,365,970	136,597
Dreyfus Treasury Obligations Cash Management, Institutional Shares 5.24%[4,5]	46,600,000	46,600
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 5.25%[4,5]	46,600,000	46,600

Washington Mutual Investors Fund	5

Short-term securities (continued)	Shares	Value (000)
Money market investments purchased with collateral from securities on loan (continued)
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.30%[4,5]	46,600,000	$46,600
Goldman Sachs Financial Square Government Fund, Institutional Shares 5.25%[4,5]	34,900,000	34,900
BlackRock Liquidity Funds – FedFund, Institutional Shares 5.24%[4,5]	31,000,000	31,000
Fidelity Investments Money Market Government Portfolio, Class I 5.24%[4,5]	15,500,000	15,500
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 5.31%[4,5]	15,500,000	15,500
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.27%[4,5]	15,146,835	15,147
		388,444

Total short-term securities (cost: $5,557,482,000)		5,558,362
Total investment securities 100.30% (cost: $99,998,601,000)		150,925,427
Other assets less liabilities (0.30)%		(448,726)

Net assets 100.00%		$150,476,701

6	Washington Mutual Investors Fund

Investments in affiliates2

	Value at 5/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 10/31/2023 (000)	Dividend or interest income (000)
Common stocks 1.35%
Materials 0.53%
Celanese Corp.	$177,361	$662,927	$2,105	$372	$(40,975)	$797,580	$6,605
Consumer discretionary 0.82%
Darden Restaurants, Inc.	1,005,442	311,105	28,225	2,987	(59,888)	1,231,421	21,696
Utilities 0.00%
Constellation Energy Corp.[6]	1,157,210	190,776	151,476	82,475	509,282	—	9,267
Total common stocks						2,029,001
Short-term securities 3.52%
Money market investments 3.43%
Capital Group Central Cash Fund 5.45%[4]	5,677,264	7,140,644	7,648,449	445	14	5,169,918	150,518
Money market investments purchased with collateral from securities on loan 0.09%
Capital Group Central Cash Fund 5.45%[4,5]	120,900	15,6977				136,597	—	[8]
Total short-term securities						5,306,515
Total 4.87%				$86,279	$408,433	$7,335,516	$188,086

[1]	All or a portion of this security was on loan. The total value of all such securities was $430,994,000, which represented .29% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[2]	Affiliate of the fund or part of the same “group of investment companies” as the fund, as defined under the Investment Company Act of 1940, as amended.
[3]	Security did not produce income during the last 12 months.
[4]	Rate represents the seven-day yield at 10/31/2023.
[5]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[6]	Affiliated issuer during the reporting period but no longer an affiliate at 10/31/2023. Refer to the investment portfolio for the security value at 10/31/2023.
[7]	Represents net activity. Refer to Note 5 for more information on securities lending.
[8]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviation(s)

ADR = American Depositary Receipts

REIT = Real Estate Investment Trust

Refer to the notes to financial statements.

Washington Mutual Investors Fund	7

Financial statements

Statement of assets and liabilities	unaudited
at October 31, 2023	(dollars in thousands)

Assets:
Investment securities, at value (includes $430,994 of investment securities on loan):
Unaffiliated issuers (cost: $92,926,209)	$143,589,911
Affiliated issuers (cost: $7,072,392)	7,335,516	$150,925,427
Cash		4,758
Receivables for:
Sales of investments	95,950
Sales of fund’s shares	79,650
Dividends and interest	180,230
Securities lending income	5
Other	21	355,856
		151,286,041
Liabilities:
Collateral for securities on loan		388,444
Payables for:
Purchases of investments	241,796
Repurchases of fund’s shares	110,276
Investment advisory services	29,121
Services provided by related parties	23,923
Board members’ deferred compensation	15,518
Other	262	420,896
Net assets at October 31, 2023		$150,476,701

Net assets consist of:
Capital paid in on shares of beneficial interest		$95,372,176
Total distributable earnings		55,104,525
Net assets at October 31, 2023		$150,476,701

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (2,888,555 total shares outstanding)

	Net assets	Shares outstanding		Net asset value per share
Class A	$70,401,755	1,350,414		$52.13
Class C	1,234,965	24,112		51.22
Class T	12	—	*	52.12
Class F-1	1,911,622	36,853		51.87
Class F-2	27,612,938	530,345		52.07
Class F-3	8,233,593	158,027		52.10
Class 529-A	2,827,241	54,400		51.97
Class 529-C	73,290	1,420		51.62
Class 529-E	92,758	1,799		51.57
Class 529-T	19	—	*	52.13
Class 529-F-1	13	—	*	51.77
Class 529-F-2	326,936	6,272		52.13
Class 529-F-3	14	—	*	52.12
Class R-1	56,325	1,096		51.40
Class R-2	657,354	12,865		51.10
Class R-2E	93,566	1,806		51.81
Class R-3	1,449,883	28,136		51.53
Class R-4	2,287,094	44,188		51.76
Class R-5E	501,048	9,633		52.02
Class R-5	611,294	11,732		52.10
Class R-6	32,104,981	615,457		52.16

*	Amount less than one thousand.

Refer to the notes to financial statements.

8	Washington Mutual Investors Fund

Financial statements (continued)

Statement of operations	unaudited
for the six months ended October 31, 2023	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $7,491; also includes $188,086 from affiliates)	$1,791,892
Securities lending income (net of fees)	2,842
Interest from unaffiliated issuers	1,124	$1,795,858
Fees and expenses*:
Investment advisory services	176,870
Distribution services	112,590
Transfer agent services	46,702
Administrative services	23,615
529 plan services	1,028
Reports to shareholders	1,308
Registration statement and prospectus	1,197
Board members’ compensation	1,198
Auditing and legal	316
Custodian	3,111
Other	132	368,067
Net investment income		1,427,791

Net realized gain and unrealized depreciation:
Net realized gain (loss) on:
Investments:
Unaffiliated issuers	3,445,192
Affiliated issuers	86,279
In-kind redemptions	222,574
Currency transactions	(239)	3,753,806
Net unrealized (depreciation) appreciation on:
Investments:
Unaffiliated issuers	(4,086,228)
Affiliated issuers	408,433
Currency translations	(53)	(3,677,848)
Net realized gain and unrealized depreciation		75,958

Net increase in net assets resulting from operations		$1,503,749

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.

Refer to the notes to financial statements.

Washington Mutual Investors Fund	9

Financial statements (continued)

Statements of changes in net assets
(dollars in thousands)

	Six months ended October 31, 2023*	Year ended April 30, 2023
Operations:
Net investment income	$1,427,791	$3,010,744
Net realized gain	3,753,806	6,378,902
Net unrealized depreciation	(3,677,848)	(5,681,583)
Net increase in net assets resulting from operations	1,503,749	3,708,063

Distributions paid to shareholders	(5,117,518)	(9,407,276)

Net capital share transactions	456,412	3,569,038

Total decrease in net assets	(3,157,357)	(2,130,175)

Net assets:
Beginning of period	153,634,058	155,764,233
End of period	$150,476,701	$153,634,058

*	Unaudited.

Refer to the notes to financial statements.

10	Washington Mutual Investors Fund

Notes to financial statements	unaudited

1. Organization

Washington Mutual Investors Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund’s investment objective is to produce income and to provide an opportunity for growth of principal consistent with sound common stock investing.

The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75% for Class A; up to 3.50% for Class 529-A	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.

Washington Mutual Investors Fund	11

In-kind redemptions — The fund normally redeems shares in cash; however, under certain conditions and circumstances, payment of the redemption price wholly or partly with portfolio securities or other fund assets may be permitted. A redemption of shares in-kind is based upon the closing value of the shares being redeemed as of the trade date. Realized gains or losses resulting from redemptions of shares in-kind are reflected separately in the fund’s statement of operations.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the following inputs: benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads, interest rate volatilities, and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds”), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

12	Washington Mutual Investors Fund

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. As of October 31, 2023, all of the fund’s investments were classifed as Level 1.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline –sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Securities lending — The fund has entered into securities lending transactions in which the fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.

Washington Mutual Investors Fund	13

Securities lending transactions are entered into by the fund under a securities lending agent agreement with the lending agent. The lending agent facilitates the exchange of securities between the fund and approved borrowers, ensures that securities loans are properly coordinated and documented, marks-to-market the value of collateral daily, secures additional collateral from a borrower if it falls below preset terms, and may reinvest cash collateral on behalf of the fund according to agreed parameters. The lending agent provides indemnification to the fund against losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if a borrower fails to return securities, collateral investments decline in value or the lending agent fails to perform.

The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote. A borrower is obligated to return loaned securities at the conclusion of a loan or, during the pendency of a loan, on demand from the fund.

As of October 31, 2023, the total value of securities on loan was $430,994,000, and the total value of collateral received was $440,686,000. Collateral received includes cash of $388,444,000 and U.S. government securities of $52,242,000. Investment securities purchased from cash collateral are disclosed in the fund’s investment portfolio as short-term securities. Securities received as collateral are not recognized as fund assets. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended October 31, 2023, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The fund generally records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase and cost of investments sold. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

14	Washington Mutual Investors Fund

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of April 30, 2023, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$409,676
Undistributed long-term capital gains	3,851,028

As of October 31, 2023, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$55,261,321
Gross unrealized depreciation on investments	(4,403,036)
Net unrealized appreciation on investments	50,858,285
Cost of investments	100,067,142

Distributions paid were characterized for tax purposes as follows (dollars in thousands):

	Six months ended October 31, 2023						Year ended April 30, 2023
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class A	$551,841		$1,797,044		$2,348,885		$1,356,147		$2,992,013		$4,348,160
Class C	5,075		33,002		38,077		16,073		59,129		75,202
Class T	—	*	—	*	—	*	—	*	—	*	—	*
Class F-1	15,106		52,227		67,333		39,132		90,039		129,171
Class F-2	243,521		698,653		942,174		578,663		1,160,547		1,739,210
Class F-3	76,731		206,310		283,041		173,197		324,883		498,080
Class 529-A	21,783		73,427		95,210		53,968		121,757		175,725
Class 529-C	275		2,049		2,324		937		3,718		4,655
Class 529-E	608		2,469		3,077		1,624		4,254		5,878
Class 529-T	—	*	—	*	—	*	—	*	1		1
Class 529-F-1	—	*	—	*	—	*	—	*	—	*	—	*
Class 529-F-2	2,876		8,234		11,110		6,551		12,740		19,291
Class 529-F-3	—	*	—	*	—	*	—	*	1		1
Class R-1	227		1,548		1,775		734		2,776		3,510
Class R-2	2,634		17,221		19,855		7,875		29,177		37,052
Class R-2E	500		2,442		2,942		1,370		4,028		5,398
Class R-3	9,070		38,154		47,224		24,436		67,051		91,487
Class R-4	18,216		61,508		79,724		47,794		110,092		157,886
Class R-5E	4,305		12,643		16,948		9,604		18,964		28,568
Class R-5	5,849		16,597		22,446		16,024		32,169		48,193
Class R-6	307,698		827,675		1,135,373		703,761		1,336,047		2,039,808
Total	$1,266,315		$3,851,203		$5,117,518		$3,037,890		$6,369,386		$9,407,276

*	Amount less than one thousand.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.342% on the first $3 billion of daily net assets and decreasing to 0.2075% on such assets in excess of $187 billion. For the six months ended October 31, 2023, the investment advisory services fees were $176,870,000, which were equivalent to an annualized rate of 0.224% of average daily net assets.

Washington Mutual Investors Fund	15

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of October 31, 2023, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Virginia529 is not considered a related party to the fund.

The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the six months ended October 31, 2023, the 529 plan services fees were $1,028,000, which were equivalent to 0.059% of the average daily net assets of each 529 share class.

16	Washington Mutual Investors Fund

For the six months ended October 31, 2023, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services
Class A	$ 89,366	$23,882		$11,012		Not applicable
Class C	6,550	425		197		Not applicable
Class T	—	—	*	—	*	Not applicable
Class F-1	2,572	1,266		311		Not applicable
Class F-2	Not applicable	15,726		4,295		Not applicable
Class F-3	Not applicable	49		1,272		Not applicable
Class 529-A	3,357	874		445		$ 876
Class 529-C	403	24		12		24
Class 529-E	246	16		15		29
Class 529-T	—	—	*	—	*	—	*
Class 529-F-1	—	—	*	—	*	—	*
Class 529-F-2	Not applicable	67		50		99
Class 529-F-3	Not applicable	—	*	—	*	—	*
Class R-1	302	27		9		Not applicable
Class R-2	2,590	1,162		104		Not applicable
Class R-2E	293	98		15		Not applicable
Class R-3	3,830	1,123		230		Not applicable
Class R-4	3,081	1,208		371		Not applicable
Class R-5E	Not applicable	386		78		Not applicable
Class R-5	Not applicable	170		99		Not applicable
Class R-6	Not applicable	199		5,100		Not applicable
Total class-specific expenses	$112,590	$46,702		$23,615		$1,028

*	Amount less than one thousand.

Board members’ deferred compensation — Board members who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Board members’ compensation of $1,198,000 in the fund’s statement of operations reflects $707,000 in current fees (either paid in cash or deferred) and a net increase of $491,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

Security transactions with related funds — The fund purchased investment securities from, and sold investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended October 31, 2023, the fund engaged in such purchase and sale transactions with related funds in the amounts of $467,295,000 and $356,318,000, respectively, which generated $81,153,000 of net realized gains from such sales.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended October 31, 2023.

Washington Mutual Investors Fund	17

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.

9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions				Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended October 31, 2023

Class A	$1,637,341	30,388	$2,304,406		42,993		$(3,746,603)	(69,637)	$195,144	3,744
Class C	74,162	1,400	37,821		718		(166,864)	(3,150)	(54,881)	(1,032)
Class T	—	—	—		—		—	—	—	—
Class F-1	53,080	989	66,740		1,251		(255,696)	(4,769)	(135,876)	(2,529)
Class F-2	2,341,908	43,470	923,433		17,251		(2,775,858)	(51,688)	489,483	9,033
Class F-3	791,557	14,713	279,860		5,225		(810,070)	(15,084)	261,347	4,854
Class 529-A	120,194	2,235	95,187		1,781		(244,632)	(4,528)	(29,251)	(512)
Class 529-C	7,201	135	2,323		44		(17,484)	(326)	(7,960)	(147)
Class 529-E	3,146	59	3,076		58		(9,699)	(181)	(3,477)	(64)
Class 529-T	—	—	1		—	†	—	—	1	— †
Class 529-F-1	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-2	29,640	550	11,106		207		(33,202)	(613)	7,544	144
Class 529-F-3	—	—	—	†	—	†	—	—	— †	— †
Class R-1	2,931	55	1,760		34		(8,264)	(156)	(3,573)	(67)
Class R-2	61,933	1,173	19,849		378		(83,680)	(1,586)	(1,898)	(35)
Class R-2E	7,949	149	2,942		55		(12,611)	(235)	(1,720)	(31)
Class R-3	100,196	1,881	47,172		890		(172,477)	(3,240)	(25,109)	(469)
Class R-4	91,805	1,714	79,713		1,498		(298,020)	(5,576)	(126,502)	(2,364)
Class R-5E	38,108	709	16,947		317		(50,115)	(933)	4,940	93
Class R-5	26,101	485	22,264		416		(98,393)	(1,833)	(50,028)	(932)
Class R-6	1,353,541	25,205	1,135,139		21,163		(2,550,452)	(47,536)	(61,772)	(1,168)
Total net increase (decrease)	$6,740,793	125,310	$5,049,739		94,279		$(11,334,120)	(211,071)	$456,412	8,518

Refer to the end of the table for footnotes.

18	Washington Mutual Investors Fund

	Sales*		Reinvestments of distributions			Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Year ended April 30, 2023

Class A	$4,445,252	84,759	$4,258,792	83,427		$(7,054,231)	(134,989)	$1,649,813	33,197
Class C	189,695	3,676	74,662	1,486		(340,309)	(6,600)	(75,952)	(1,438)
Class T	—	—	—	—		—	—	—	—
Class F-1	163,330	3,128	127,795	2,516		(330,274)	(6,355)	(39,149)	(711)
Class F-2	4,596,158	87,822	1,704,447	33,439		(6,007,050)	(114,970)	293,555	6,291
Class F-3	1,932,686	36,955	492,755	9,662		(1,819,841)	(34,753)	605,600	11,864
Class 529-A	299,740	5,737	175,670	3,451		(397,969)	(7,606)	77,441	1,582
Class 529-C	21,783	419	4,650	92		(33,361)	(640)	(6,928)	(129)
Class 529-E	8,520	163	5,876	116		(15,200)	(292)	(804)	(13)
Class 529-T	—	—	1	—	†	—	—	1	— †
Class 529-F-1	—	—	1	—	†	—	—	1	— †
Class 529-F-2	63,049	1,210	19,284	378		(47,742)	(915)	34,591	673
Class 529-F-3	—	—	1	—	†	—	—	1	— †
Class R-1	6,828	132	3,470	69		(14,671)	(284)	(4,373)	(83)
Class R-2	120,571	2,349	37,037	739		(155,750)	(3,047)	1,858	41
Class R-2E	20,646	399	5,398	105		(20,529)	(396)	5,515	108
Class R-3	221,449	4,284	91,393	1,810		(401,466)	(7,771)	(88,624)	(1,677)
Class R-4	234,079	4,501	157,801	3,112		(555,164)	(10,698)	(163,284)	(3,085)
Class R-5E	126,190	2,414	28,564	561		(116,344)	(2,194)	38,410	781
Class R-5	126,303	2,408	48,022	942		(280,448)	(5,365)	(106,123)	(2,015)
Class R-6	2,965,005	56,887	2,039,215	39,942		(3,656,731)	(69,827)	1,347,489	27,002
Total net increase (decrease)	$15,541,284	297,243	$9,274,834	181,847		$(21,247,080)	(406,702)	$3,569,038	72,388

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $16,914,411,000 and $19,638,447,000, respectively, during the six months ended October 31, 2023.

Washington Mutual Investors Fund	19

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]		Net assets, end of year (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net income to average net assets[3]
Class A:
10/31/2023[5,6]	$53.38	$.46	$.04	$.50	$(.41)	$(1.34)	$(1.75)	$52.13	.87%[7]		$70,402		.57%[8]		.57%[8]		1.70%[8]
4/30/2023	55.52	1.00	.15	1.15	(1.02)	(2.27)	(3.29)	53.38	2.45		71,892		.57		.57		1.91
4/30/2022	56.35	.92	1.91	2.83	(.85)	(2.81)	(3.66)	55.52	4.98		72,922		.57		.57		1.59
4/30/2021	41.94	.83	15.12	15.95	(.87)	(.67)	(1.54)	56.35	38.63		71,469		.58		.58		1.73
4/30/2020	46.68	.88	(2.36)	(1.48)	(.88)	(2.38)	(3.26)	41.94	(3.63)		54,235		.58		.58		1.93
4/30/2019	45.27	.88	3.86	4.74	(.86)	(2.47)	(3.33)	46.68	11.26		59,459		.57		.57		1.96
Class C:
10/31/2023[5,6]	52.48	.26	.03	.29	(.21)	(1.34)	(1.55)	51.22	.48	[7]	1,235		1.32	[8]	1.32	[8]	.96	[8]
4/30/2023	54.62	.60	.15	.75	(.62)	(2.27)	(2.89)	52.48	1.71		1,319		1.32		1.32		1.16
4/30/2022	55.48	.48	1.89	2.37	(.42)	(2.81)	(3.23)	54.62	4.20		1,452		1.32		1.32		.84
4/30/2021	41.33	.47	14.87	15.34	(.52)	(.67)	(1.19)	55.48	37.56		1,509		1.33		1.33		.99
4/30/2020	46.01	.54	(2.31)	(1.77)	(.53)	(2.38)	(2.91)	41.33	(4.33)		1,497		1.33		1.33		1.19
4/30/2019	44.66	.52	3.81	4.33	(.51)	(2.47)	(2.98)	46.01	10.40		1,742		1.35		1.35		1.18
Class T:
10/31/2023[5,6]	53.38	.53	.03	.56	(.48)	(1.34)	(1.82)	52.12	.98	[7,9]	—	[10]	.32	[8,9]	.32	[8,9]	1.95	[8,9]
4/30/2023	55.51	1.14	.15	1.29	(1.15)	(2.27)	(3.42)	53.38	2.75	[9]	—	[10]	.30	[9]	.30	[9]	2.17	[9]
4/30/2022	56.34	1.06	1.92	2.98	(1.00)	(2.81)	(3.81)	55.51	5.25	[9]	—	[10]	.32	[9]	.32	[9]	1.84	[9]
4/30/2021	41.93	.95	15.12	16.07	(.99)	(.67)	(1.66)	56.34	38.96	[9]	—	[10]	.33	[9]	.33	[9]	1.98	[9]
4/30/2020	46.68	1.00	(2.38)	(1.38)	(.99)	(2.38)	(3.37)	41.93	(3.39)[9]		—	[10]	.34	[9]	.34	[9]	2.18	[9]
4/30/2019	45.27	.98	3.86	4.84	(.96)	(2.47)	(3.43)	46.68	11.50	[9]	—	[10]	.36	[9]	.36	[9]	2.17	[9]
Class F-1:
10/31/2023[5,6]	53.12	.45	.03	.48	(.39)	(1.34)	(1.73)	51.87	.84	[7]	1,912		.63	[8]	.63	[8]	1.65	[8]
4/30/2023	55.26	.97	.15	1.12	(.99)	(2.27)	(3.26)	53.12	2.40		2,092		.63		.63		1.85
4/30/2022	56.10	.88	1.90	2.78	(.81)	(2.81)	(3.62)	55.26	4.91		2,216		.63		.63		1.52
4/30/2021	41.76	.80	15.05	15.85	(.84)	(.67)	(1.51)	56.10	38.53		2,422		.64		.64		1.68
4/30/2020	46.49	.85	(2.35)	(1.50)	(.85)	(2.38)	(3.23)	41.76	(3.68)		2,529		.64		.64		1.88
4/30/2019	45.10	.84	3.84	4.68	(.82)	(2.47)	(3.29)	46.49	11.17		2,840		.66		.66		1.88
Class F-2:
10/31/2023[5,6]	53.32	.52	.03	.55	(.46)	(1.34)	(1.80)	52.07	.97	[7]	27,613		.37	[8]	.37	[8]	1.90	[8]
4/30/2023	55.46	1.10	.15	1.25	(1.12)	(2.27)	(3.39)	53.32	2.67		27,795		.37		.37		2.10
4/30/2022	56.29	1.03	1.92	2.95	(.97)	(2.81)	(3.78)	55.46	5.18		28,561		.37		.37		1.78
4/30/2021	41.89	.93	15.11	16.04	(.97)	(.67)	(1.64)	56.29	38.91		26,849		.37		.37		1.93
4/30/2020	46.64	.97	(2.37)	(1.40)	(.97)	(2.38)	(3.35)	41.89	(3.44)		18,175		.39		.39		2.13
4/30/2019	45.24	.96	3.86	4.82	(.95)	(2.47)	(3.42)	46.64	11.47		16,882		.38		.38		2.14
Class F-3:
10/31/2023[5,6]	53.35	.55	.03	.58	(.49)	(1.34)	(1.83)	52.10	1.02	[7]	8,234		.26	[8]	.26	[8]	2.01	[8]
4/30/2023	55.49	1.16	.15	1.31	(1.18)	(2.27)	(3.45)	53.35	2.77		8,172		.26		.26		2.21
4/30/2022	56.32	1.09	1.92	3.01	(1.03)	(2.81)	(3.84)	55.49	5.30		7,842		.26		.26		1.89
4/30/2021	41.91	.99	15.10	16.09	(1.01)	(.67)	(1.68)	56.32	39.07		6,969		.27		.27		2.03
4/30/2020	46.66	1.02	(2.37)	(1.35)	(1.02)	(2.38)	(3.40)	41.91	(3.33)		4,154		.27		.27		2.24
4/30/2019	45.26	1.00	3.86	4.86	(.99)	(2.47)	(3.46)	46.66	11.56		3,523		.30		.30		2.22
Class 529-A:
10/31/2023[5,6]	53.22	.45	.04	.49	(.40)	(1.34)	(1.74)	51.97	.85	[7]	2,827		.61	[8]	.61	[8]	1.67	[8]
4/30/2023	55.36	.98	.15	1.13	(1.00)	(2.27)	(3.27)	53.22	2.42		2,923		.61		.61		1.87
4/30/2022	56.20	.89	1.91	2.80	(.83)	(2.81)	(3.64)	55.36	4.94		2,952		.60		.60		1.55
4/30/2021	41.83	.81	15.08	15.89	(.85)	(.67)	(1.52)	56.20	38.58		2,887		.62		.62		1.69
4/30/2020	46.56	.86	(2.35)	(1.49)	(.86)	(2.38)	(3.24)	41.83	(3.66)		2,142		.63		.63		1.89
4/30/2019	45.16	.84	3.85	4.69	(.82)	(2.47)	(3.29)	46.56	11.18		2,400		.65		.65		1.88

Refer to the end of the table for footnotes.

20	Washington Mutual Investors Fund

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]		Net assets, end of year (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net income to average net assets[3]
Class 529-C:
10/31/2023[5,6]	$52.87	$.24	$.03	$.27	$(.18)	$(1.34)	$(1.52)	$51.62	.45%[7]		$73		1.38%[8]		1.38%[8]		.90%[8]
4/30/2023	54.99	.57	.16	.73	(.58)	(2.27)	(2.85)	52.87	1.64		83		1.38		1.38		1.10
4/30/2022	55.84	.45	1.90	2.35	(.39)	(2.81)	(3.20)	54.99	4.14		93		1.36		1.36		.79
4/30/2021	41.56	.48	14.96	15.44	(.49)	(.67)	(1.16)	55.84	37.57		109		1.35		1.35		1.02
4/30/2020	46.25	.53	(2.33)	(1.80)	(.51)	(2.38)	(2.89)	41.56	(4.38)		216		1.36		1.36		1.16
4/30/2019	44.87	.51	3.83	4.34	(.49)	(2.47)	(2.96)	46.25	10.36		273		1.39		1.39		1.15
Class 529-E:
10/31/2023[5,6]	52.82	.38	.04	.42	(.33)	(1.34)	(1.67)	51.57	.73	[7]	93		.85	[8]	.85	[8]	1.42	[8]
4/30/2023	54.96	.84	.16	1.00	(.87)	(2.27)	(3.14)	52.82	2.17		98		.85		.85		1.62
4/30/2022	55.82	.75	1.89	2.64	(.69)	(2.81)	(3.50)	54.96	4.69		103		.85		.85		1.31
4/30/2021	41.56	.70	14.98	15.68	(.75)	(.67)	(1.42)	55.82	38.27		107		.85		.85		1.47
4/30/2020	46.27	.75	(2.33)	(1.58)	(.75)	(2.38)	(3.13)	41.56	(3.89)		88		.86		.86		1.66
4/30/2019	44.90	.74	3.82	4.56	(.72)	(2.47)	(3.19)	46.27	10.91		105		.89		.89		1.65
Class 529-T:
10/31/2023[5,6]	53.38	.51	.04	.55	(.46)	(1.34)	(1.80)	52.13	.94	[7,9]	—	[10]	.38	[8,9]	.38	[8,9]	1.90	[8,9]
4/30/2023	55.51	1.11	.16	1.27	(1.13)	(2.27)	(3.40)	53.38	2.69	[9]	—	[10]	.36	[9]	.36	[9]	2.11	[9]
4/30/2022	56.34	1.03	1.91	2.94	(.96)	(2.81)	(3.77)	55.51	5.18	[9]	—	[10]	.38	[9]	.38	[9]	1.77	[9]
4/30/2021	41.93	.93	15.11	16.04	(.96)	(.67)	(1.63)	56.34	38.90	[9]	—	[10]	.38	[9]	.38	[9]	1.92	[9]
4/30/2020	46.68	.97	(2.37)	(1.40)	(.97)	(2.38)	(3.35)	41.93	(3.44)[9]		—	[10]	.38	[9]	.38	[9]	2.14	[9]
4/30/2019	45.27	.95	3.86	4.81	(.93)	(2.47)	(3.40)	46.68	11.44	[9]	—	[10]	.41	[9]	.41	[9]	2.12	[9]
Class 529-F-1:
10/31/2023[5,6]	53.02	.49	.04	.53	(.44)	(1.34)	(1.78)	51.77	.94	[7,9]	—	[10]	.44	[8,9]	.44	[8,9]	1.84	[8,9]
4/30/2023	55.17	1.06	.15	1.21	(1.09)	(2.27)	(3.36)	53.02	2.59	[9]	—	[10]	.44	[9]	.44	[9]	2.03	[9]
4/30/2022	56.01	.99	1.90	2.89	(.92)	(2.81)	(3.73)	55.17	5.13	[9]	—	[10]	.43	[9]	.43	[9]	1.72	[9]
4/30/2021	41.70	.84	15.10	15.94	(.96)	(.67)	(1.63)	56.01	38.87	[9]	—	[10]	.40	[9]	.40	[9]	1.88	[9]
4/30/2020	46.44	.96	(2.35)	(1.39)	(.97)	(2.38)	(3.35)	41.70	(3.45)		192		.40		.40		2.12
4/30/2019	45.06	.94	3.84	4.78	(.93)	(2.47)	(3.40)	46.44	11.42		188		.42		.42		2.11
Class 529-F-2:
10/31/2023[5,6]	53.38	.52	.04	.56	(.47)	(1.34)	(1.81)	52.13	.98	[7]	327		.36	[8]	.36	[8]	1.91	[8]
4/30/2023	55.52	1.11	.15	1.26	(1.13)	(2.27)	(3.40)	53.38	2.71		327		.34		.34		2.13
4/30/2022	56.34	1.04	1.92	2.96	(.97)	(2.81)	(3.78)	55.52	5.19		303		.36		.36		1.79
4/30/2021[5,11]	44.47	.50	12.55	13.05	(.51)	(.67)	(1.18)	56.34	29.66	[7]	269		.38	[8]	.38	[8]	1.95	[8]
Class 529-F-3:
10/31/2023[5,6]	53.37	.53	.04	.57	(.48)	(1.34)	(1.82)	52.12	.99	[7]	—	[10]	.31	[8]	.31	[8]	1.96	[8]
4/30/2023	55.51	1.13	.15	1.28	(1.15)	(2.27)	(3.42)	53.37	2.72		—	[10]	.32		.32		2.15
4/30/2022	56.34	1.06	1.92	2.98	(1.00)	(2.81)	(3.81)	55.51	5.25		—	[10]	.32		.32		1.84
4/30/2021[5,11]	44.47	.51	12.55	13.06	(.52)	(.67)	(1.19)	56.34	29.69	[7]	—	[10]	.43	[8]	.32	[8]	2.01	[8]
Class R-1:
10/31/2023[5,6]	52.66	.25	.03	.28	(.20)	(1.34)	(1.54)	51.40	.47	[7]	56		1.35	[8]	1.35	[8]	.93	[8]
4/30/2023	54.79	.59	.16	.75	(.61)	(2.27)	(2.88)	52.66	1.68		61		1.34		1.34		1.14
4/30/2022	55.64	.46	1.90	2.36	(.40)	(2.81)	(3.21)	54.79	4.18		68		1.35		1.35		.80
4/30/2021	41.45	.46	14.92	15.38	(.52)	(.67)	(1.19)	55.64	37.53		75		1.35		1.35		.96
4/30/2020	46.13	.52	(2.31)	(1.79)	(.51)	(2.38)	(2.89)	41.45	(4.37)		67		1.37		1.37		1.15
4/30/2019	44.76	.51	3.82	4.33	(.49)	(2.47)	(2.96)	46.13	10.37		88		1.39		1.39		1.14

Refer to the end of the table for footnotes.

Washington Mutual Investors Fund	21

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net income to average net assets[3]
Class R-2:
10/31/2023[5,6]	$52.36	$.25	$.03	$.28	$(.20)	$(1.34)	$(1.54)	$51.10	.48%[7]	$657	1.35%[8]		1.35%[8]		.93%[8]
4/30/2023	54.51	.58	.15	.73	(.61)	(2.27)	(2.88)	52.36	1.67	675	1.36		1.36		1.12
4/30/2022	55.38	.45	1.89	2.34	(.40)	(2.81)	(3.21)	54.51	4.15	701	1.35		1.35		.80
4/30/2021	41.26	.45	14.85	15.30	(.51)	(.67)	(1.18)	55.38	37.54	739	1.37		1.37		.94
4/30/2020	45.94	.52	(2.31)	(1.79)	(.51)	(2.38)	(2.89)	41.26	(4.37)	611	1.37		1.37		1.15
4/30/2019	44.60	.51	3.80	4.31	(.50)	(2.47)	(2.97)	45.94	10.37	712	1.39		1.39		1.14
Class R-2E:
10/31/2023[5,6]	53.06	.33	.04	.37	(.28)	(1.34)	(1.62)	51.81	.63 [7]	94	1.06	[8]	1.06	[8]	1.22	[8]
4/30/2023	55.19	.74	.16	.90	(.76)	(2.27)	(3.03)	53.06	1.97	98	1.06		1.06		1.41
4/30/2022	56.03	.63	1.90	2.53	(.56)	(2.81)	(3.37)	55.19	4.47	95	1.06		1.06		1.09
4/30/2021	41.72	.59	15.03	15.62	(.64)	(.67)	(1.31)	56.03	37.92	98	1.08		1.08		1.24
4/30/2020	46.43	.66	(2.34)	(1.68)	(.65)	(2.38)	(3.03)	41.72	(4.09)	92	1.07		1.07		1.45
4/30/2019	45.05	.64	3.85	4.49	(.64)	(2.47)	(3.11)	46.43	10.69	94	1.09		1.09		1.43
Class R-3:
10/31/2023[5,6]	52.79	.37	.03	.40	(.32)	(1.34)	(1.66)	51.53	.68 [7]	1,450	.91	[8]	.91	[8]	1.37	[8]
4/30/2023	54.93	.81	.15	.96	(.83)	(2.27)	(3.10)	52.79	2.11	1,510	.91		.91		1.56
4/30/2022	55.78	.71	1.90	2.61	(.65)	(2.81)	(3.46)	54.93	4.64	1,663	.91		.91		1.24
4/30/2021	41.54	.66	14.96	15.62	(.71)	(.67)	(1.38)	55.78	38.13	1,904	.92		.92		1.39
4/30/2020	46.24	.72	(2.32)	(1.60)	(.72)	(2.38)	(3.10)	41.54	(3.94)	1,604	.92		.92		1.60
4/30/2019	44.87	.71	3.82	4.53	(.69)	(2.47)	(3.16)	46.24	10.86	1,968	.94		.94		1.59
Class R-4:
10/31/2023[5,6]	53.01	.45	.04	.49	(.40)	(1.34)	(1.74)	51.76	.85 [7]	2,287	.61	[8]	.61	[8]	1.67	[8]
4/30/2023	55.15	.97	.15	1.12	(.99)	(2.27)	(3.26)	53.01	2.42	2,468	.61		.61		1.87
4/30/2022	55.99	.89	1.90	2.79	(.82)	(2.81)	(3.63)	55.15	4.94	2,738	.61		.61		1.54
4/30/2021	41.68	.81	15.02	15.83	(.85)	(.67)	(1.52)	55.99	38.57	3,322	.62		.62		1.69
4/30/2020	46.41	.86	(2.35)	(1.49)	(.86)	(2.38)	(3.24)	41.68	(3.67)	2,874	.62		.62		1.90
4/30/2019	45.03	.85	3.83	4.68	(.83)	(2.47)	(3.30)	46.41	11.19	3,542	.64		.64		1.89
Class R-5E:
10/31/2023[5,6]	53.27	.50	.04	.54	(.45)	(1.34)	(1.79)	52.02	.94 [7]	501	.41	[8]	.41	[8]	1.86	[8]
4/30/2023	55.41	1.08	.15	1.23	(1.10)	(2.27)	(3.37)	53.27	2.61	508	.41		.41		2.06
4/30/2022	56.25	1.00	1.91	2.91	(.94)	(2.81)	(3.75)	55.41	5.14	485	.41		.41		1.74
4/30/2021	41.86	.92	15.09	16.01	(.95)	(.67)	(1.62)	56.25	38.88	536	.41		.41		1.89
4/30/2020	46.61	.95	(2.35)	(1.40)	(.97)	(2.38)	(3.35)	41.86	(3.45)	292	.41		.41		2.11
4/30/2019	45.23	.94	3.85	4.79	(.94)	(2.47)	(3.41)	46.61	11.41	120	.43		.43		2.11
Class R-5:
10/31/2023[5,6]	53.36	.53	.03	.56	(.48)	(1.34)	(1.82)	52.10	.98 [7]	611	.31	[8]	.31	[8]	1.97	[8]
4/30/2023	55.49	1.14	.15	1.29	(1.15)	(2.27)	(3.42)	53.36	2.73	676	.31		.31		2.17
4/30/2022	56.32	1.06	1.92	2.98	(1.00)	(2.81)	(3.81)	55.49	5.25	815	.31		.31		1.84
4/30/2021	41.91	.96	15.11	16.07	(.99)	(.67)	(1.66)	56.32	39.00	1,005	.32		.32		2.00
4/30/2020	46.66	1.01	(2.38)	(1.37)	(1.00)	(2.38)	(3.38)	41.91	(3.38)	996	.32		.32		2.20
4/30/2019	45.25	.99	3.85	4.84	(.96)	(2.47)	(3.43)	46.66	11.53	1,378	.34		.34		2.20
Class R-6:
10/31/2023[5,6]	53.41	.55	.03	.58	(.49)	(1.34)	(1.83)	52.16	1.02 [7]	32,105	.26	[8]	.26	[8]	2.01	[8]
4/30/2023	55.55	1.16	.15	1.31	(1.18)	(2.27)	(3.45)	53.41	2.76	32,937	.26		.26		2.21
4/30/2022	56.38	1.09	1.92	3.01	(1.03)	(2.81)	(3.84)	55.55	5.30	32,755	.26		.26		1.89
4/30/2021	41.96	.99	15.12	16.11	(1.02)	(.67)	(1.69)	56.38	39.04	32,128	.27		.27		2.04
4/30/2020	46.71	1.03	(2.37)	(1.34)	(1.03)	(2.38)	(3.41)	41.96	(3.32)	23,486	.27		.27		2.25
4/30/2019	45.29	1.01	3.87	4.88	(.99)	(2.47)	(3.46)	46.71	11.60	21,782	.29		.29		2.23

Refer to the end of the table for footnotes.

22	Washington Mutual Investors Fund

Financial highlights (continued)

	Six months ended October 31, 2023[5,6,7]	Year ended April 30,
		2023	2022	2021	2020	2019
Portfolio turnover rate for all share classes[12]	11%	30%	19%	24%	30%	25%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements from CRMC. During one of the years shown, CRMC reimbursed a portion of transfer agent services fees for Class 529-F-3 shares.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Based on operations for a period that is less than a full year.
[6]	Unaudited.
[7]	Not annualized.
[8]	Annualized.
[9]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[10]	Amount less than $1 million.
[11]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[12]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.

Refer to the notes to financial statements.

Washington Mutual Investors Fund	23

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (May 1, 2023, through October 31, 2023).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

24	Washington Mutual Investors Fund

Expense example (continued)

	Beginning account value 5/1/2023	Ending account value 10/31/2023	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$1,008.72	$2.89	.57%
Class A – assumed 5% return	1,000.00	1,022.33	2.91	.57
Class C – actual return	1,000.00	1,004.78	6.67	1.32
Class C – assumed 5% return	1,000.00	1,018.55	6.72	1.32
Class T – actual return	1,000.00	1,009.83	1.62	.32
Class T – assumed 5% return	1,000.00	1,023.59	1.63	.32
Class F-1 – actual return	1,000.00	1,008.35	3.19	.63
Class F-1 – assumed 5% return	1,000.00	1,022.03	3.21	.63
Class F-2 – actual return	1,000.00	1,009.69	1.87	.37
Class F-2 – assumed 5% return	1,000.00	1,023.34	1.89	.37
Class F-3 – actual return	1,000.00	1,010.22	1.32	.26
Class F-3 – assumed 5% return	1,000.00	1,023.89	1.33	.26
Class 529-A – actual return	1,000.00	1,008.48	3.09	.61
Class 529-A – assumed 5% return	1,000.00	1,022.13	3.11	.61
Class 529-C – actual return	1,000.00	1,004.53	6.97	1.38
Class 529-C – assumed 5% return	1,000.00	1,018.25	7.02	1.38
Class 529-E – actual return	1,000.00	1,007.32	4.30	.85
Class 529-E – assumed 5% return	1,000.00	1,020.92	4.33	.85
Class 529-T – actual return	1,000.00	1,009.41	1.92	.38
Class 529-T – assumed 5% return	1,000.00	1,023.29	1.94	.38
Class 529-F-1 – actual return	1,000.00	1,009.36	2.23	.44
Class 529-F-1 – assumed 5% return	1,000.00	1,022.99	2.24	.44
Class 529-F-2 – actual return	1,000.00	1,009.76	1.82	.36
Class 529-F-2 – assumed 5% return	1,000.00	1,023.39	1.84	.36
Class 529-F-3 – actual return	1,000.00	1,009.88	1.57	.31
Class 529-F-3 – assumed 5% return	1,000.00	1,023.64	1.58	.31
Class R-1 – actual return	1,000.00	1,004.66	6.82	1.35
Class R-1 – assumed 5% return	1,000.00	1,018.40	6.87	1.35
Class R-2 – actual return	1,000.00	1,004.78	6.82	1.35
Class R-2 – assumed 5% return	1,000.00	1,018.40	6.87	1.35
Class R-2E – actual return	1,000.00	1,006.25	5.36	1.06
Class R-2E – assumed 5% return	1,000.00	1,019.86	5.40	1.06
Class R-3 – actual return	1,000.00	1,006.84	4.60	.91
Class R-3 – assumed 5% return	1,000.00	1,020.62	4.63	.91
Class R-4 – actual return	1,000.00	1,008.54	3.09	.61
Class R-4 – assumed 5% return	1,000.00	1,022.13	3.11	.61
Class R-5E – actual return	1,000.00	1,009.45	2.08	.41
Class R-5E – assumed 5% return	1,000.00	1,023.14	2.09	.41
Class R-5 – actual return	1,000.00	1,009.75	1.57	.31
Class R-5 – assumed 5% return	1,000.00	1,023.64	1.58	.31
Class R-6 – actual return	1,000.00	1,010.18	1.32	.26
Class R-6 – assumed 5% return	1,000.00	1,023.89	1.33	.26

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

Washington Mutual Investors Fund	25

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the continuation of the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) through January 31, 2024. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account their interactions with CRMC and information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and they were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which the fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the fund, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its objective. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included) and data such as relevant market and fund indexes over various periods (including the fund’s lifetime) through March 31, 2023. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses generally compared favorably to those of other similar funds included in the comparable Lipper category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing the fund, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

26	Washington Mutual Investors Fund

Approval of Investment Advisory and Service Agreement (continued)

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that CRMC bears the cost of third-party research. The board and committee also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of the fund to facilitate payment to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed by CRMC. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology, as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of a number of large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

Washington Mutual Investors Fund	27

Office of the fund

6455 Irvine Center Drive
Irvine, CA 92618-4518

Investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address nearest you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel

Dechert LLP

650 Town Center Drive
Suite 700
Costa Mesa, CA 92626-7122

Independent registered public accounting firm

PricewaterhouseCoopers LLP
601 South Figueroa Street
Los Angeles, CA 90017-3874

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

28	Washington Mutual Investors Fund

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or refer to the Capital Group website at capitalgroup.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on our website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

Washington Mutual Investors Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The list of portfolio holdings is available free of charge on the SEC website and on our website.

This report is for the information of shareholders of Washington Mutual Investors Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after December 31, 2023, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The S&P 500 Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Capital Group. Copyright © 2023 S&P Dow Jones Indices LLC, a division of S&P Global, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC.

American Funds Distributors, Inc.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemTM — has resulted in superior outcomes.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 28 years of investment industry experience, including 22 years at our company, reflecting a career commitment to our long-term approach.1

The Capital System

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes

Equity-focused funds have beaten their Lipper peer indexes in 90% of 10-year periods and 99% of 20-year periods.2 Relative to their peers, our fixed income funds have helped investors achieve better diversification through attention to correlation between bonds and equities.3 Fund management fees have been among the lowest in the industry.4

[1]	Investment industry experience as of December 31, 2022.
[2]	Based on Class F-2 share results for rolling monthly 10- and 20-year periods starting with the first 10- or 20-year period after each mutual fund’s inception through December 31, 2022. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary. Past results are not predictive of results in future periods.
[3]	Based on Class F-2 share results as of December 31, 2022. Sixteen of the 18 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation lower than their respective Morningstar peer group averages. S&P 500 Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our mutual fund management fees were in the lowest quintile 62% of the time, based on the 20-year period ended December 31, 2022, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Refer to capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WASHINGTON MUTUAL INVESTORS FUND

By __/s/ Michael W. Stockton____________________
Michael W. Stockton, Executive Vice President and Principal Executive Officer

Date: December 29, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Michael W. Stockton_________________
Michael W. Stockton, Executive Vice President and Principal Executive Officer

Date: December 29, 2023

By ___/s/ Hong T. Le __________
Hong T. Le, Treasurer and Principal Financial Officer

Date: December 29, 2023